Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property revenues
Rental revenues	$ 27,814	$ 25,901	$ 26,449
Other revenues	7,101	5,632	6,236
Total property revenues	34,915	31,533	32,685
Property expenses
Property operation and maintenance	8,659	8,358	8,519
Real estate taxes	4,668	3,925	4,472
Total property expenses	13,327	12,283	12,991
Other expenses (income)
General and administrative	6,648	4,992	6,072
Depreciation & amortization	8,365	7,225	6,958
Involuntary conversion	0	(558)	(1,542)
Interest expense	5,728	5,620	5,749
Interest, dividend and other investment income	(460)	(28)	(36)
Total other expense	20,281	17,251	17,201
Income before loss on sale or disposal of assets and income taxes	1,307	1,999	2,493
Provision for income taxes	(225)	(264)	(222)
Gain (loss) on sale or disposal of assets	(146)	(160)	(196)
Income before gain on sale of property	936	1,575	2,075
Gain on sale of property	397	0	0
Net income	1,333	1,575	2,075
Earnings per unit - basic
Net income excluding amounts attributable to unvested restricted shares	$ 0.12	$ 0.27	$ 0.42
Earnings per unit - diluted
Net income excluding amounts attributable to unvested restricted shares	$ 0.12	$ 0.27	$ 0.41
Weighted average number of units outstanding:
Basic	10,799	5,705	4,930
Diluted	10,813	5,734	4,996
Distributions declared per unit	$ 1.14	$ 1.19	$ 1.35
Condensed Consolidated Statements of Comprehensive Income
Net income	1,333	1,575	2,075
Unrealized loss on available-for-sale marketable securities	(1,329)	0	0
Comprehensive income	$ 4	$ 1,575	$ 2,075